Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000025777
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aerospace & Defense ETF
Trading Symbol	ITA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Aerospace & Defense ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Aerospace & Defense ETF	$23	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.38%	[1]
AssetsNet	$ 11,836,085,813
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$11,836,085,813
Number of Portfolio Holdings...
42
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Aerospace & Defense...
99.9%
Leisure Products...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
General Electric Co...
21.5%
RTX Corp...
15.1
Boeing Co. (The)...
8.0
L3Harris Technologies, Inc...
4.7
Lockheed Martin Corp...
4.6
Howmet Aerospace, Inc...
4.6
General Dynamics Corp...
4.5
Northrop Grumman Corp...
4.5
TransDigm Group, Inc...
4.4
Axon Enterprise, Inc...
4.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000025774
Shareholder Report [Line Items]
Fund Name	iShares U.S. Broker-Dealers & Securities Exchanges ETF
Trading Symbol	IAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Broker-Dealers & Securities Exchanges ETF	$22	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.38%	[2]
AssetsNet	$ 1,573,111,342
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,573,111,342
Number of Portfolio Holdings...
36
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Investment Banking & Brokerage...
57.0%
Financial Exchanges & Data...
43.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Goldman Sachs Group, Inc. (The)...
16.0%
Morgan Stanley...
12.8
S&P Global, Inc...
10.1
Charles Schwab Corp. (The)...
5.8
Robinhood Markets, Inc., Class A...
5.4
Coinbase Global, Inc., Class A...
4.8
CME Group, Inc., Class A...
4.6
MSCI, Inc...
4.5
Intercontinental Exchange, Inc...
4.4
Moody's Corp...
4.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000025772
Shareholder Report [Line Items]
Fund Name	iShares U.S. Healthcare Providers ETF
Trading Symbol	IHF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Healthcare Providers ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare Providers ETF	$18	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.38%	[3]
AssetsNet	$ 799,672,114
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$799,672,114
Number of Portfolio Holdings...
65
Portfolio Turnover Rate...
23%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Health Care Services...
39.2%
Managed Health Care...
37.2
Health Care Facilities...
15.3
Health Care Technology...
8.3
Security	Percent of Total InvestmentsFootnote Reference(a)
UnitedHealth Group, Inc...
21.8%
CVS Health Corp...
11.9
Cigna Group (The)...
9.6
Veeva Systems, Inc., Class A...
4.8
HCA Healthcare, Inc...
4.7
Elevance Health, Inc...
4.6
Humana, Inc...
4.2
Labcorp Holdings, Inc...
3.8
Quest Diagnostics, Inc...
3.4
Tenet Healthcare Corp...
2.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000025769
Shareholder Report [Line Items]
Fund Name	iShares U.S. Home Construction ETF
Trading Symbol	ITB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Home Construction ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Home Construction ETF	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[4]
AssetsNet	$ 3,275,965,385
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,275,965,385
Number of Portfolio Holdings...
49
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Homebuilding...
65.3%
Building Products...
16.4
Home Improvement Retail...
10.5
Specialty Chemicals...
4.6
Home Furnishings...
1.8
Construction Materials...
1.3
Homefurnishing Retail...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
DR Horton, Inc...
15.8%
Lennar Corp., Class A...
9.6
PulteGroup, Inc...
8.8
NVR, Inc...
7.7
Home Depot, Inc. (The)...
4.6
Sherwin-Williams Co. (The)...
4.6
Toll Brothers, Inc...
4.6
Lowe's Companies, Inc...
4.5
TopBuild Corp...
3.7
Lennox International, Inc...
3.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000198491
Shareholder Report [Line Items]
Fund Name	iShares U.S. Infrastructure ETF
Trading Symbol	IFRA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Infrastructure ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Infrastructure ETF	$16	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[5]
AssetsNet	$ 3,092,568,870
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,092,568,870
Number of Portfolio Holdings...
158
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
19.4%
Construction & Engineering...
14.1
Multi-Utilities...
11.6
Water Utilities...
6.5
Oil & Gas Storage & Transportation...
6.2
Gas Utilities...
6.1
Steel...
5.4
Building Products...
4.7
Construction Materials...
3.5
Construction Machinery & Heavy Transportation Equipment...
3.4
OtherFootnote Reference(b)...
19.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Eversource Energy...
0.8%
Sempra...
0.8
Xcel Energy, Inc...
0.8
Williams Companies, Inc. (The)...
0.8
MDU Resources Group, Inc...
0.8
NRG Energy, Inc...
0.8
CSX Corp...
0.8
Constellation Energy Corp...
0.8
Norfolk Southern Corp...
0.8
Spire, Inc...
0.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000025775
Shareholder Report [Line Items]
Fund Name	iShares U.S. Insurance ETF
Trading Symbol	IAK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Insurance ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Insurance ETF	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[6]
AssetsNet	$ 710,459,523
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$710,459,523
Number of Portfolio Holdings...
60
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Property & Casualty Insurance...
78.1%
Life & Health Insurance...
21.7
Multi-line Insurance...
0.2
Security	Percent of Total InvestmentsFootnote Reference(a)
Progressive Corp. (The)...
15.9%
Chubb Ltd...
11.5
Travelers Companies, Inc. (The)...
6.9
Allstate Corp. (The)...
6.2
Aflac, Inc...
4.7
MetLife, Inc...
4.6
American International Group, Inc...
4.4
Hartford Insurance Group, Inc. (The)...
4.3
Prudential Financial, Inc...
4.2
Arch Capital Group Ltd...
3.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000251033
Shareholder Report [Line Items]
Fund Name	iShares U.S. Manufacturing ETF
Trading Symbol	MADE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Manufacturing ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Manufacturing ETF	$23	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.40%	[7]
AssetsNet	$ 24,582,875
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$24,582,875
Number of Portfolio Holdings...
111
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electrical Components & Equipment...
15.6%
Aerospace & Defense...
14.7
Industrial Machinery & Supplies & Components...
13.6
Construction Machinery & Heavy Transportation Equipment...
9.2
Automobile Manufacturers...
8.3
Building Products...
7.9
Electronic Components...
5.9
Electronic Manufacturing Services...
5.3
Agricultural & Farm Machinery...
4.4
Industrial Conglomerates...
3.9
OtherFootnote Reference(b)...
11.2
Security	Percent of Total InvestmentsFootnote Reference(a)
TE Connectivity PLC...
4.1%
Amphenol Corp., Class A...
4.1
Eaton Corp. PLC...
4.0
Honeywell International, Inc...
3.9
Cummins, Inc...
3.8
General Motors Co...
3.8
Deere & Co...
3.8
PACCAR, Inc...
3.4
RTX Corp...
3.3
Ford Motor Co...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000025773
Shareholder Report [Line Items]
Fund Name	iShares U.S. Medical Devices ETF
Trading Symbol	IHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Medical Devices ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Medical Devices ETF	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[8]
AssetsNet	$ 4,173,998,509
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,173,998,509
Number of Portfolio Holdings...
53
Portfolio Turnover Rate...
4%

C000025768
Shareholder Report [Line Items]
Fund Name	iShares U.S. Oil & Gas Exploration & Production ETF
Trading Symbol	IEO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil & Gas Exploration & Production ETF	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[9]
AssetsNet	$ 467,763,424
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$467,763,424
Number of Portfolio Holdings...
49
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Exploration & Production...
75.8%
Oil & Gas Refining & Marketing...
24.2
Security	Percent of Total InvestmentsFootnote Reference(a)
ConocoPhillips...
19.2%
EOG Resources, Inc...
10.0
Marathon Petroleum Corp...
9.5
Phillips 66...
5.9
Expand Energy Corp...
4.9
Valero Energy Corp...
4.8
EQT Corp...
4.7
Diamondback Energy, Inc...
4.6
Devon Energy Corp...
4.4
Coterra Energy, Inc...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000025770
Shareholder Report [Line Items]
Fund Name	iShares U.S. Oil Equipment & Services ETF
Trading Symbol	IEZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Oil Equipment & Services ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil Equipment & Services ETF	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[10]
AssetsNet	$ 113,759,821
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$113,759,821
Number of Portfolio Holdings...
32
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Equipment & Services...
85.1%
Oil & Gas Drilling...
14.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Baker Hughes Co., Class A...
23.2%
Schlumberger N.V...
21.2
Halliburton Co...
4.9
NOV, Inc...
4.5
Weatherford International PLC...
4.5
TechnipFMC PLC...
4.3
Archrock, Inc...
4.2
Noble Corp. PLC...
3.2
Valaris Ltd...
3.0
Transocean Ltd...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000025771
Shareholder Report [Line Items]
Fund Name	iShares U.S. Pharmaceuticals ETF
Trading Symbol	IHE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Pharmaceuticals ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Pharmaceuticals ETF	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[11]
AssetsNet	$ 580,759,373
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$580,759,373
Number of Portfolio Holdings...
46
Portfolio Turnover Rate...
17%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
Johnson & Johnson...
23.2%
Eli Lilly & Co...
22.2
Pfizer, Inc...
4.6
Merck & Co., Inc...
4.4
Zoetis, Inc., Class A...
4.3
Royalty Pharma PLC, Class A...
4.3
Viatris, Inc...
4.2
Bristol-Myers Squibb Co...
4.2
Elanco Animal Health, Inc...
3.7
Jazz Pharmaceuticals PLC...
2.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012058
Shareholder Report [Line Items]
Fund Name	iShares U.S. Real Estate ETF
Trading Symbol	IYR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Real Estate ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Real Estate ETF	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[12]
AssetsNet	$ 3,703,155,187
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,703,155,187
Number of Portfolio Holdings...
64
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Health Care REITs...
14.8%
Retail REITs...
13.1
Telecom Tower REITs...
11.3
Industrial REITs...
10.6
Data Center REITs...
8.6
Real Estate Services...
8.5
Multi-Family Residential REITs...
7.9
Other Specialized REITs...
6.9
Self-Storage REITs...
6.3
Single-Family Residential REITs...
4.1
OtherFootnote Reference(b)...
7.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Welltower, Inc...
8.7%
Prologis, Inc...
7.8
American Tower Corp...
6.6
Simon Property Group, Inc...
4.6
Equinix, Inc...
4.5
Realty Income Corp...
4.1
Digital Realty Trust, Inc...
4.1
CBRE Group, Inc., Class A...
3.4
Public Storage...
3.4
Crown Castle, Inc...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000025776
Shareholder Report [Line Items]
Fund Name	iShares U.S. Regional Banks ETF
Trading Symbol	IAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Regional Banks ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Regional Banks ETF	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[13]
AssetsNet	$ 669,565,384
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$669,565,384
Number of Portfolio Holdings...
36
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Regional Banks...
59.4%
Diversified Banks...
40.6
Security	Percent of Total InvestmentsFootnote Reference(a)
PNC Financial Services Group, Inc. (The)...
14.3%
U.S. Bancorp...
13.6
Truist Financial Corp...
10.6
M&T Bank Corp...
5.6
Fifth Third Bancorp...
4.5
Huntington Bancshares, Inc...
4.5
Regions Financial Corp...
4.3
Citizens Financial Group, Inc...
4.2
First Citizens BancShares, Inc., Class A...
3.5
KeyCorp...
3.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012063
Shareholder Report [Line Items]
Fund Name	iShares U.S. Telecommunications ETF
Trading Symbol	IYZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Telecommunications ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Telecommunications ETF	$21	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%	[14]
AssetsNet	$ 685,799,896
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$685,799,896
Number of Portfolio Holdings...
25
Portfolio Turnover Rate...
28%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Communications Equipment...
36.2%
Integrated Telecommunication Services...
32.4
Cable & Satellite...
10.6
Alternative Carriers...
10.2
Wireless Telecommunication Services...
7.2
Movies & Entertainment...
3.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Cisco Systems, Inc...
18.1%
AT&T, Inc...
13.4
Verizon Communications, Inc...
12.7
Arista Networks, Inc...
4.3
AST SpaceMobile, Inc., Class A...
4.1
T-Mobile U.S., Inc...
4.0
Comcast Corp., Class A...
3.9
Ciena Corp...
3.6
Motorola Solutions, Inc...
3.6
Charter Communications, Inc., Class A...
3.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012077
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 ETF
Trading Symbol	IWB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 1000 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[15]
AssetsNet	$ 43,561,998,435
Holdings Count | Holding	1,015
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$43,561,998,435
Number of Portfolio Holdings...
1,015
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
32.9%
Financials...
13.8
Consumer Discretionary...
10.7
Communication Services...
10.0
Industrials...
9.2
Health Care...
9.0
Consumer Staples...
4.8
Energy...
3.0
Utilities...
2.3
Real Estate...
2.2
OtherFootnote Reference(b)...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.1%
Microsoft Corp...
6.2
Apple, Inc...
6.0
Amazon.com, Inc...
3.4
Meta Platforms, Inc., Class A...
2.6
Broadcom, Inc...
2.5
Alphabet, Inc., Class A...
2.3
Tesla, Inc...
2.0
Alphabet, Inc., Class C, NVS...
1.9
Berkshire Hathaway, Inc., Class B...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012076
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Growth ETF
Trading Symbol	IWF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 1000 Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Growth ETF	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[16]
AssetsNet	$ 122,146,473,833
Holdings Count | Holding	394
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$122,146,473,833
Number of Portfolio Holdings...
394
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
52.7%
Consumer Discretionary...
13.2
Communication Services...
11.5
Health Care...
6.8
Financials...
6.2
Industrials...
5.9
Consumer Staples...
2.4
Real Estate...
0.4
Materials...
0.3
Utilities...
0.3
OtherFootnote Reference(b)...
0.3
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
13.1%
Microsoft Corp...
11.6
Apple, Inc...
11.2
Broadcom, Inc...
4.7
Amazon.com, Inc...
4.2
Tesla, Inc...
3.9
Meta Platforms, Inc., Class A...
3.8
Alphabet, Inc., Class A...
2.8
Alphabet, Inc., Class C, NVS...
2.3
Eli Lilly & Co...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012075
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Value ETF
Trading Symbol	IWD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 1000 Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Value ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[17]
AssetsNet	$ 64,313,700,353
Holdings Count | Holding	873
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$64,313,700,353
Number of Portfolio Holdings...
873
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
22.6%
Industrials...
13.1
Health Care...
11.7
Information Technology...
10.5
Communication Services...
8.1
Consumer Discretionary...
7.7
Consumer Staples...
7.6
Energy...
5.9
Utilities...
4.5
Real Estate...
4.2
OtherFootnote Reference(b)...
4.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
3.2%
JPMorgan Chase & Co...
3.0
Amazon.com, Inc...
2.0
Alphabet, Inc., Class A...
1.7
Exxon Mobil Corp...
1.7
Johnson & Johnson...
1.5
Alphabet, Inc., Class C, NVS...
1.4
Walmart, Inc...
1.4
Procter & Gamble Co. (The)...
1.2
Bank of America Corp...
1.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000261357
Shareholder Report [Line Items]
Fund Name	iShares Texas Equity ETF
Trading Symbol	TEXN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Texas Equity ETF (the “Fund”) for the period of June 23, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Texas Equity ETF	$6Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 6	[18]
Expense Ratio, Percent	0.20%	[19]
AssetsNet	$ 13,318,333
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$13,318,333
Number of Portfolio Holdings...
199
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Energy...
32.2%
Information Technology...
17.3
Consumer Discretionary...
14.5
Industrials...
13.0
Financials...
5.2
Communication Services...
4.8
Real Estate...
3.8
Utilities...
3.5
Health Care...
3.1
Consumer Staples...
1.8
OtherFootnote Reference(b)...
0.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Tesla, Inc...
12.5%
Exxon Mobil Corp...
9.8
Oracle Corp...
8.4
Chevron Corp...
6.1
Caterpillar, Inc...
4.6
AT&T, Inc...
4.1
Texas Instruments, Inc...
3.4
Charles Schwab Corp. (The)...
3.4
Crowdstrike Holdings, Inc., Class A...
2.5
ConocoPhillips...
2.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000222498
Shareholder Report [Line Items]
Fund Name	iShares US Small Cap Value Factor ETF
Trading Symbol	SVAL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares US Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US Small Cap Value Factor ETF	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[20]
AssetsNet	$ 142,484,226
Holdings Count | Holding	256
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$142,484,226
Number of Portfolio Holdings...
256
Portfolio Turnover Rate...
112%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.5%
Industrials...
16.8
Consumer Discretionary...
13.7
Health Care...
10.4
Information Technology...
7.6
Energy...
7.2
Materials...
5.3
Consumer Staples...
4.3
Utilities...
4.2
Real Estate...
3.1
OtherFootnote Reference(b)...
2.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Peabody Energy Corp...
0.6%
ODP Corp. (The)...
0.6
United Natural Foods, Inc...
0.5
American Eagle Outfitters, Inc...
0.5
Resideo Technologies, Inc...
0.5
SSR Mining, Inc...
0.5
TETRA Technologies, Inc...
0.5
Axcelis Technologies, Inc...
0.5
Upwork, Inc...
0.5
NETGEAR, Inc...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012045
Shareholder Report [Line Items]
Fund Name	iShares Europe ETF
Trading Symbol	IEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Europe ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Europe ETF	$32	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[21]
AssetsNet	$ 2,197,205,764
Holdings Count | Holding	367
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,197,205,764
Number of Portfolio Holdings...
367
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Sector allocation

Geographic allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.5%
Industrials...
19.3
Health Care...
13.4
Consumer Staples...
9.1
Consumer Discretionary...
8.5
Information Technology...
7.5
Materials...
5.2
Energy...
4.3
Utilities...
4.3
Communication Services...
3.2
OtherFootnote Reference(b)...
0.7
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
22.3%
France...
16.2
Germany...
14.9
Switzerland...
14.8
Netherlands...
8.1
Spain...
5.3
Italy...
4.9
Sweden...
4.5
Denmark...
2.9
Finland...
1.7
OtherFootnote Reference(c)...
4.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000201209
Shareholder Report [Line Items]
Fund Name	iShares Future AI & Tech ETF
Trading Symbol	ARTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Future AI & Tech ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future AI & Tech ETF	$29	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.47%	[22]
AssetsNet	$ 1,671,071,601
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,671,071,601
Number of Portfolio Holdings...
51
Portfolio Turnover Rate...
20%

Holdings [Text Block]

Sector allocation

Geographic allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
83.6%
Communication Services...
5.4
Industrials...
5.3
Utilities...
3.1
Consumer Discretionary...
2.6
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
80.0%
Japan...
5.3
Taiwan...
3.7
France...
2.9
Ireland...
2.7
Israel...
2.7
Canada...
2.5
South Korea...
0.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000064225
Shareholder Report [Line Items]
Fund Name	iShares India 50 ETF
Trading Symbol	INDY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares India 50 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares India 50 ETF	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[23]
AssetsNet	$ 657,974,584
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$657,974,584
Number of Portfolio Holdings...
52
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
36.5%
Consumer Discretionary...
11.7
Information Technology...
9.9
Energy...
9.8
Industrials...
7.7
Consumer Staples...
6.8
Materials...
6.3
Communication Services...
4.5
Health Care...
4.3
Utilities...
2.5
Security	Percent of Total InvestmentsFootnote Reference(a)
HDFC Bank Ltd...
12.9%
ICICI Bank Ltd...
8.5
Reliance Industries Ltd...
8.2
Infosys Ltd...
4.6
Bharti Airtel Ltd...
4.5
Larsen & Toubro Ltd...
3.8
ITC Ltd...
3.4
State Bank of India...
3.2
Axis Bank Ltd...
2.9
Mahindra & Mahindra Ltd...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

C000012078
Shareholder Report [Line Items]
Fund Name	iShares Latin America 40 ETF
Trading Symbol	ILF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Latin America 40 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Latin America 40 ETF	$27	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.47%	[24]
AssetsNet	$ 1,956,012,885
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,956,012,885
Number of Portfolio Holdings...
45
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Sector allocation

Geographic allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
41.5%
Materials...
19.6
Consumer Staples...
10.6
Energy...
10.0
Industrials...
5.1
Utilities...
4.8
Communication Services...
4.6
Health Care...
1.5
Consumer Discretionary...
1.5
Real Estate...
0.8
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Brazil...
59.3%
Mexico...
25.9
Chile...
7.3
Peru...
3.5
Colombia...
2.1
United States...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.